Cash and Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Aug. 31, 2017
Cash and Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents, and Restricted Cash

Cash and cash equivalents, and restricted cash at the end of reporting year end as shown in the combined and consolidated statements of cash flows can be reconciled to the related items in the statements of financial position as follow:

	As at August 31,
	2015	2016	2017
	RMB	RMB	RMB
Cash and cash equivalents	240,684	356,018	1,883,000
Restricted cash	3,564	6,433	13,662

Total	244,248	362,451	1,896,662